Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2017		$ 44,114	$ (19,297)	$ 24,817
Balance, shares at Dec. 31, 2017	109,502,289
Issuance of ordinary shares and warrants		11,208		11,208
Issuance of ordinary shares and warrants, shares	21,963,411
Exercise of warrants		125		125
Exercise of warrants, shares	156,500
Exercise of options		34		34
Exercise of options, shares	288,204
Share-based payment		2,040		2,040
Share-based payment, shares	25,000
Net loss			(14,657)	(14,657)
Balance at Dec. 31, 2018		57,521	(33,954)	23,567
Balance, shares at Dec. 31, 2018	131,935,404
Issuance of ordinary shares		6,521		6,521
Issuance of ordinary shares, shares	21,733,333
Exercise of options
Exercise of options, shares	319,545
Derivative warrant liabilities classified in equity		1		1
Share-based payment		836		836
Net loss			(7,138)	(7,138)
Balance at Jun. 30, 2019		$ 64,879	$ (41,092)	$ 23,787
Balance, shares at Jun. 30, 2019	153,988,282